BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2022
Revenue From Contracts With Customers1 [Abstract]
Disclosure of net contract assets (liabilities)	Net contract liabilities are as follows:

	2022	2021
Contract assets - current	$608.3	$461.9
Contract assets - non-current	34.1	—
Contract liabilities - current	(788.3)	(674.7)
Contract liabilities - non-current	(130.3)	(96.2)
Net contract liabilities	$(276.2)	$(309.0)